5. Schedule of Share-based Payment Award, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Risk-free interest rate, minimum	4.26%
Risk-free interest rate, maximum	4.29%
Dividend yield	0.00%
Expected volatility, minimum	95.00%
Expected volatility, maximum	107.00%
Expected life of the warrants (in years), minimum	5 years
Expected life of the warrants (in years), maximum	6 years